Investment Securities - Schedule of Carrying Amount and Fair Value of the Investment Securities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount and Fair Value of the Investment Securities [Line Items]
Aggregate cost basis	¥ 38,695,647	¥ 151,456,194
Profits and losses from fair value changes		(4,969,526)
Aggregate fair value	38,695,647	146,486,668
Wealth management products [Member]
Schedule of Carrying Amount and Fair Value of the Investment Securities [Line Items]
Aggregate cost basis	38,695,647	151,456,194
Profits and losses from fair value changes		(4,969,526)
Aggregate fair value	¥ 38,695,647	¥ 146,486,668